Reclamation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reclamation provision [Abstract]
Obligations of reclamation provision	$ 4,274	$ 1,786
Average rate of inflated percentage	2.07%	2.10%
Average rate of discounted percentage	4.27%	3.93%
Restricted cash	$ 571	$ 571